UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Prudential Institutional Liquidity Portfolio, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 3/31/2009

Date of reporting period: 3/31/2009

Item 1 – Reports to Stockholders

ANNUAL REPORT

MARCH 31, 2009

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./

INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the

preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Your Fund’s Performance

Fund objective

The investment objective of the Prudential Institutional Liquidity Portfolio, Inc. (PILP)/Institutional Money Market Series (the Fund) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our websites at www.prudential.com and www.jennisondryden.com. Gross operating expenses: Class A, 0.40%; Class I, 0.28%. Net operating expenses apply to: Class A, 0.22%; Class I, 0.17%, after contractual reduction through 7/31/2009.

Fund Facts as of 3/31/09
	7-Day Current Yield†	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
PILP Class A*	0.72%	$1.00	38 Days	$578.2
PILP Class I**	0.77%	$1.00	38 Days	$407.5
iMoneyNet, Inc. Prime Institutional Universe Average***	0.48%	N/A	45 Days	N/A

† The 7-Day Current Yields for Class A and Class I are net of expense reimbursements, management and distribution fee waivers. Without such expense reimbursements, management and distribution fee waivers, the yields would have been lower.

* Class A shares are subject to distribution and service (12b-1) fees.

** Class I shares are not subject to distribution and service (12b-1) fees.

*** iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Institutional Universe Average category as of March 31, 2009, the closest date before the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Notwithstanding the preceding statements, the Fund is participating in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in the Fund made after September 19, 2008, and is scheduled to expire as of the close of business on September 18, 2009. For more information about the Program’s scope and limitations, please see the Fund’s current prospectus as supplemented on April 9, 2009 and as may be further supplemented from time to time.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	1

Your Fund’s Performance (continued)

Institutional Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Yields would have been lower without expense reimbursements, management and distribution fee waivers. Current performance may be lower or higher than the past performance data quoted. The investment return will fluctuate, and although the Fund seeks to preserve the net asset value at $1 per share, principal value may fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our websites at www.prudential.com and www.jennisondryden.com.

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Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the PILP/Institutional Money Market Series and the iMoneyNet, Inc. Prime Institutional Universe Average every Tuesday from March 25, 2008 to March 31, 2009, the closest dates before the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of March 31, 2009.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Notwithstanding the preceding statements, the Fund is participating in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in the Fund made after September 19, 2008, and is scheduled to expire as of the close of business on September 18, 2009. For more information about the Program’s scope and limitations, please see the Fund’s current prospectus as supplemented on April 9, 2009 and as may be further supplemented from time to time.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	3

Strategy and Performance Overview

How did the Fund perform?

The Fund provided competitive yields compared to its peer group and the net asset value of its two share classes remained at $1.00 per share during its 12-month reporting period ended March 31, 2009.

How is the Fund managed?

Prudential Fixed Income Management employs a team-based approached to manage the Fund. Research plays a key role in this process. Senior investment professionals develop a quarterly market outlook that provides an overall view on the economy, interest rates, the yield curve, and risk levels in the major bond markets. This outlook helps set broad investment strategies for the Fund. In selecting investments for the Fund, portfolio managers work closely with a team of credit research analysts to carefully choose money market securities that meet Prudential Fixed Income Management’s rigorous credit criteria.

What were conditions like in the credit markets?

The reporting period that began April 1, 2008 was marked by deterioration in financial systems around the world, heightened aversion to risky investments, and record low interest rates in the United States. Commercial banks and Wall Street investment banks continued to take multibillion-dollar write-downs on debt securities linked to mortgages in the United States, particularly those of subprime quality. With the bursting of the nation’s housing bubble, delinquencies and foreclosures climbed sharply on risky home loans.

The severity of the financial crisis required the Federal Reserve (the Fed) and the U.S. Department of the Treasury to employ aggressive and unconventional measures to support the credit markets. Some of the most crucial developments occurred in September 2008 after Wall Street investment bank Lehman Brothers Holdings Inc. filed for bankruptcy protection. As the credit markets seized up, the Fed launched various initiatives intended to unfreeze the credit markets. Some of the initiatives included setting up a special purpose vehicle to purchase commercial paper from companies and providing money market funds with an outlet for the sale of their asset-backed commercial paper holdings.

The Fed, having cut its target for the federal funds rate from 2.25% to 2.00% early in the reporting period, continued to ease monetary policy in October and December 2008 to stimulate the U.S. economy which was mired in a protracted recession. The target for the key rate declined to a range of zero to 0.25%, a record low. (With short-term rates near zero, the Fed also employed quantitative easing in which it increased

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the money supply by purchasing debt instruments such as federal agency mortgage-backed securities from financial institutions.)

The trend toward lower rates and a flight to safety into U.S. government securities temporarily pushed yields on some U.S. Treasury bills into negative territory during late 2008. The negative yields proved to be temporary as investor appetite for riskier assets improved, conditions in the money markets stabilized, and the supply of Treasury securities increased in the first quarter of 2009.

How did the Fund invest during the reporting period?

Prudential Fixed Income Management continued to employ a very conservative investment strategy. Early in the reporting period, the Fund selectively invested in securities of the highest quality issuers with a maturity of three months or less. As conditions in the credit markets rapidly deteriorated in the autumn of 2008, the Fund increasingly favored shorter maturities, investing mostly in instruments that matured in one day such as time deposits or collateralized repurchase agreements. This approach allowed the Fund to maintain a high level of liquidity, although it positioned the Fund’s weighted average maturity considerably shorter than that of its competitive average as tracked by iMoneyNet, Inc.

The Fund has also selectively invested in debt securities guaranteed by the Federal Deposit Insurance Corporation that were issued under the Temporary Liquidity Guarantee Program (TLGP). The TLGP, launched in late 2008, was established to help financial firms gain access to tight credit markets.

Does the Fund participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds?

Yes, the Fund is a participant in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). The Program provides a guarantee to the Fund’s shareholders based on the number of shares invested in the Fund at the close of business on September 19, 2008. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be guaranteed.

If a customer closes his/her account with the Fund or broker/dealer, any future investment in the Fund will not be guaranteed. The program does not guarantee money market fund shares purchased in new accounts after that date. If the number of shares held in an account fluctuates over the period, investors will be covered for the lesser of the current amount of shares held or the number of shares held as of the close of business on September 19, 2008. The program expires on September 18, 2009.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2008, at the beginning of the period, and held through the six-month period ended March 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Institutional Liquidity Portfolio, Inc./ Institutional Money Market Series		Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Annualized Expense Ratio Based on the Six-Month Period*	Expenses Paid During the Six-Month Period**

Class A	Actual	$1,000.00	$1,007.40	0.26%	$1.30
	Hypothetical	$1,000.00	$1,023.64	0.26%	$1.31

Class I	Actual	$1,000.00	$1,007.60	0.21%	$1.05
	Hypothetical	$1,000.00	$1,023.88	0.21%	$1.06

* Net of expense reimbursements, management and distribution fee waivers.

** Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2009, and divided by the 365 days in the Fund’s fiscal year ended March 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of the underlying fund in which the Series may invest.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	7

Portfolio of Investments

as of March 31, 2009

Principal Amount (000)	Description	Value (Note 1)
CERTIFICATES OF DEPOSIT 22.8%
$15,000	Barclays Bank PLC 2.00%, 10/7/09	$15,000,000
30,000	2.00%, 10/9/09	30,000,000
50,000	BNP Paribas Bank 0.98%, 5/18/09	50,000,000
40,000	Royal Bank of Scotland/New York 1.20%, 4/9/09	39,999,104
40,000	State Street Bank & Trust Co. 1.00%, 5/18/09	40,000,000
50,000	U.S. Bank N.A. 1.00%, 4/6/09	50,000,000

		224,999,104

COMMERCIAL PAPER 29.8%
30,000	Australia & New Zealand Banking Group Ltd., 144A 1.671%, 10/2/09(a)	30,000,000
6,000	AXA SA, 144A 1.00%, 4/30/09(b)	5,995,167
24,000	Bank of Ireland 1.771%, 9/4/09(a)	24,000,000
17,950	DnB NOR Bank ASA, 144A 1.45%, 6/8/09(b)	17,900,837
25,000	GDF SUEZ, 144A 0.53%, 5/22/09(b)	24,981,229
25,000	General Electric Capital Corp. 0.75%, 7/3/09(b)(h)	24,951,563
20,000	New York Life Capital Corp., 144A 0.67%, 4/6/09(b)	19,998,139
25,000	0.60%, 5/4/09(b)	24,986,250
40,000	Old Line Funding LLC, 144A 0.45%, 4/8/09(b)	39,996,500
25,000	Prudential PLC, 144A 0.56%, 4/1/09(b)	25,000,000
11,000	Reckitt Benckiser TSY, 144A 1.23%, 4/28/09(b)	10,989,852
25,000	Total Capital Canada Ltd., 144A 0.40%, 4/15/09(b)	24,996,111
20,000	Toyota Motor Credit Corp. 0.25%, 4/14/09(b)	19,998,194

		293,793,842

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	9

Portfolio of Investments

as of March 31, 2009 continued

Principal Amount (000)	Description	Value (Note 1)
LOAN PARTICIPATION 1.2%
$ 12,000	Cargill, Inc. 0.45%, 4/14/09(d)	$12,000,000

MUNICIPAL VARIABLE RATE DEMAND NOTES 1.6%
2,400	Calhoun Cnty. Nav. Indl. Dev. Auth. 0.40%, 1/1/24(a)	2,400,000
13,090	Sacramento Cnty. Santn. Dist. 0.30%, 12/1/39(a)	13,090,000

		15,490,000

OTHER CORPORATE OBLIGATIONS 18.2%
20,000	Bank of America NA 1.234%, 7/29/10(a)(h)	20,000,000
32,000	1.436%, 8/6/09(a)	32,000,000
23,000	Citigroup Funding, Inc., 1.274%, 7/30/10(a)(h)	23,000,000
25,000	Goldman Sachs Gtd. Notes 1.10%, 9/8/09(d)(h)	25,000,000
9,000	MetLife Insurance Co. of Connecticut 1.8613%, 7/7/09(a)(d)(e) (original cost $9,000,000; date purchase 7/6/07)	9,000,000
50,000	Nordea Bank AB, MTN, 144A 1.509%, 9/24/09(a)	50,000,000
20,000	Wells Fargo & Co., Sr. Unsec’d. Notes, MTN 1.397%, 9/23/09(a)	20,006,030

		179,006,030

REPURCHASE AGREEMENTS 4.3%
7,809	Barclays Capital, Inc., 0.21%; dated 3/31/09, due 4/1/09 in the amount of $7,809,046 (cost $7,809,000; collateralized by $7,932,446 JPMorgan Chase & Co., FDIC Gtd., 1.65%, Maturity date 2/23/11, the value of the collateral including accrued interest was $7,965,181)	7,809,000
35,000	Goldman Sachs Group, Inc., 0.25%; dated 3/31/09, due 4/1/09 in the amount of $35,000,243 (cost $35,000,000; the value of the collateral including accrued interest was $35,700,000)(i)	35,000,000

		42,809,000

TIME DEPOSIT 0.9%
9,000	State Street Bank & Trust Co. 0.10%, 4/1/09	9,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS 7.6%
$25,000	Federal Home Loan Mortgage Corp.(g) 1.15%, 5/15/09	$24,964,250
25,000	0.23%, 6/8/09	24,989,139
25,000	Federal National Mortgage Association 1.244%, 7/13/10(a)	24,978,386

		74,931,775

Shares

AFFILIATED MONEY MARKET MUTUAL FUND 12.6%
124,337,750	Dryden Core Investment Fund - Taxable Money Market Series (cost $124,337,750; Note 3)(c)	124,337,750

	Total Investments 99.0% (amortized cost $976,367,501)(f)	976,367,501
	Other assets in excess of liabilities 1.0%	9,398,912

	Net Assets 100.0%	$985,766,413

The following annotations have been used in the Portfolio:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at March 31, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $9,000,000. The aggregate value of $9,000,000 is 0.9% of net assets.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(g)	Represents a zero coupon bond. Rate shown reflects the effective yield at March 31, 2009.
(h)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(i)	Repurchase agreement is collateralized by United States Treasury or federal agency obligations.

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	11

Portfolio of Investments

as of March 31, 2009 continued

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$124,337,750	—
Level 2—Other Significant Observable Inputs	852,029,751	—
Level 3—Significant Unobservable Inputs	—	—

Total	$976,367,501	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2008 and 2009, the Series did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2009 were as follows:

Commercial Banks	37.0%
Financial Services	17.5
Affiliated Money Market Mutual Fund	12.6
Life Insurance	10.0
U.S. Government Agency	7.6
Security Brokers & Dealers	6.1
Asset Backed Securities	4.1
Energy	2.5
Municipal Demand Notes	1.6

99.0
Other assets in excess of liabilities	1.0

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of March 31, 2009

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated investments	$852,029,751
Affiliated investments	124,337,750
Cash	8,674,488
Dividends and interest receivable	1,099,860
Prepaid expenses (Note 8)	62,843

Total assets	986,204,692

Liabilities
Dividends payable	160,205
Accrued expenses	113,668
Management fee payable	80,644
Affiliated transfer agent fee payable	45,519
Distribution fee payable	25,433
Deferred directors’ fees	12,810

Total liabilities	438,279

Net Assets	$985,766,413

Net assets were comprised of:
Common stock, at par	$985,766
Paid-in capital in excess of par	984,780,647

Net assets, March 31, 2009	$985,766,413

Class A
Net asset value, offering price and redemption price per share ($578,249,013 ÷ 578,249,013 shares of $.001 par value common stock issued and outstanding)	$1.00

Class I
Net asset value, offering price and redemption price per share ($407,517,400 ÷ 407,517,400 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	13

Statement of Operations

Year Ended March 31, 2009

Net Investment Income
Income
Unaffiliated interest income	$27,697,468
Affiliated dividend income	3,143,122

Total income	30,840,590

Expenses
Management fee	2,646,242
Distribution fee—Class A	921,931
Transfer agent’s fees and expenses (including affiliated expense of $278,140) (Note 3)	298,000
U.S. Treasury Money Market Fund Guarantee Program fee (Note 8)	291,677
Custodian’s fees and expenses	160,000
Registration fees	100,000
Directors’ fees	60,000
Legal fees and expenses	46,000
Reports to shareholders	43,000
Insurance expenses	22,000
Audit fee	20,000
Miscellaneous expenses	31,466

Total expenses	4,640,316

Less: Expense subsidy (Note 4)	(763,482)
Management fee waiver (Note 2)	(661,560)
Distribution fee waiver (Note 2)	(537,793)

Net expenses	2,677,481

Net investment income	28,163,109

Realized Gain On Investments
Net realized gain on investment transactions	130,737

Net Increase In Net Assets Resulting From Operations	$28,293,846

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended March 31,
	2009	2008
Decrease In Net Assets
Operations
Net investment income	$28,163,109	$99,244,416
Net realized gain on investment transactions	130,737	43,803

Net increase in net assets resulting from operations	28,293,846	99,288,219

Dividends and distributions (Note 1)
Class A	(16,235,067)	(50,486,438)
Class I	(12,058,779)	(48,801,781)

	(28,293,846)	(99,288,219)

Series share transactions (Net of conversions) (Note 6)
Net proceeds from shares sold	4,205,583,566	10,070,574,811
Net asset value of shares issued in reinvestment of dividends and distributions	26,289,110	89,558,497
Cost of shares reacquired	(5,005,841,261)	(10,414,813,896)

Net decrease in net assets from Series share transactions	(773,968,585)	(254,680,588)

Total decrease	(773,968,585)	(254,680,588)

Net Assets
Beginning of year	1,759,734,998	2,014,415,586

End of year	$985,766,413	$1,759,734,998

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	15

Notes to Financial Statements

Prudential Institutional Liquidity Portfolio, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund was organized as a corporation under the laws of Maryland on September 1, 1987. The Fund consists of two series—the Institutional Money Market Series (the “Series”) and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Portfolio securities of the Series are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series may hold up to 10% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”).

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Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated sub-custodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Loan Participations: The Series may invest in loan participations. When the Series purchases a loan participation, the Series typically enters into a contractual relationship with the lender or third party selling such participations, (“Selling Participant”), but not the borrower. As a result, the Series assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Series and the borrower. The Series may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	17

Notes to Financial Statements

continued

made monthly. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM’s performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .20 of 1% of the Series’ average daily net assets. PI has contractually agreed to waive a portion (.05 of 1% of the Series’ average daily net assets) of its management fee, which amounted to $661,560 ($.0007 per share) for the year ended March 31, 2009. The Series is not required to reimburse PI for such waiver.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series’ Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series’ Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series’ average daily net assets of the Class A shares. PIMS has contractually agreed to waive a portion (.07 of 1% of the Series’ average daily net assets of the Class A shares) of the distribution fee, which amounted to $537,793 ($.0009 per Class A share) for the year ended March 31, 2009. The Series is not required to reimburse PIMS for such waiver. The

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Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

PI has voluntarily agreed to limit the distribution and service (12b-1) fees and/or management fees of each class of shares of the Fund such that the 1-day yield (without gain or loss) does not fall below 0.50%. Effective March 16, 2009, that threshold was reduced to 0.25% and subsequently, effective May 6, 2009, was reduced to 0.10%. The waiver/reimbursement is voluntary and may be modified or terminated by PI at any time without notice. During the year ended March 31, 2009, PI has not reimbursed the Fund as a result of this voluntary agreement.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the year ended March 31, 2009, the Series incurred approximately $22,500 in total networking fees, of which approximately $21,200 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Expense Subsidy

PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the year ended March 31, 2009, such reimbursement amounted to $763,482 ($.0008 per share for Class A and I shares; .06 of 1% of the Series’ average daily net assets).

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	19

Notes to Financial Statements

continued

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized capital gain on investments and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gains on investments. For the year ended March 31, 2009, the adjustments were to decrease accumulated net realized gain on investments and to decrease overdistribution of net investment income by $130,737 due to reclassification of distributions. Net investment income, net realized capital gains and net assets were not affected by this change.

For the years ended March 31, 2009 and March 31, 2008, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets were $28,293,846 and $99,288,219, respectively, from ordinary income.

As of March 31, 2009, the accumulated undistributed earnings on a tax basis was $173,015 from ordinary income (includes a timing difference of $160,205 for dividends payable).

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

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As of March 31, 2009 Prudential owned $20,123,318 Class A shares and $167,609,587 Class I shares.

Class A	Share and Dollar Amounts
Year ended March 31, 2009:
Shares sold	807,478,540
Shares issued in reinvestment of dividends and distributions	14,422,101
Shares reacquired	(1,155,063,936)

Net increase (decrease) in shares outstanding before conversion	(333,163,295)
Shares reacquired upon conversion into Class I	(87,509,878)

Net increase (decrease) in shares outstanding	(420,673,173)

Year ended March 31, 2008:
Shares sold	1,926,745,580
Shares issued in reinvestment of dividends and distributions	44,584,369
Shares reacquired	(1,694,118,679)

Net increase (decrease) in shares outstanding before conversion	277,211,270
Shares reacquired upon conversion into Class I	(216,549,689)

Net increase (decrease) in shares outstanding	60,661,581

Class I
Year ended March 31, 2009:
Shares sold	3,398,105,026
Shares issued in reinvestment of dividends and distributions	11,867,009
Shares reacquired	(3,850,777,325)

Net increase (decrease) in shares outstanding before conversion	(440,805,290)
Shares issued upon conversion from Class A	87,509,878

Net increase (decrease) in shares outstanding	(353,295,412)

Year ended March 31, 2008:
Shares sold	8,143,829,231
Shares issued in reinvestment of dividends and distributions	44,974,128
Shares reacquired	(8,720,695,217)

Net increase (decrease) in shares outstanding before conversion	(531,891,858)
Shares issued upon conversion from Class A	216,549,689

Net increase (decrease) in shares outstanding	(315,342,169)

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	21

Notes to Financial Statements

continued

Note 7. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Note 8. Other

On October 6, 2008, December 3, 2008 and April 8, 2009 the Board of Directors approved the Series’ participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008 and its subsequent extensions by the Treasury through April 30, 2009 and September 18, 2009, respectively.

The Series is responsible for payment of fees required to participate in the Program. The participation fee for the initial three-month term of the Program and the

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extensions was 0.01%, 0.015% and 0.015%, respectively, of the net asset value of the Series as of September 19, 2008. A portion of this fee is included in prepaid expenses on the Statement of Assets and Liabilities.

As a requirement of participation in the Program, the Series has agreed to liquidate if its net asset value declines to below $0.995 (a “Guarantee Event”) if such Guarantee Event is not cured as specified in the Program. The Program’s guarantee, subject to certain conditions, only applies to the lesser of the number of shares held by an investor as of the close of business on September 19, 2008 or the number of shares owned when a Guarantee Event occurs.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	23

Financial Highlights

	Class A
	Year Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains(b)	.020
Dividends and distributions to shareholders	(.020)

Net asset value, end of year	$1.00

Total Return(a):	2.03%
Ratios/Supplemental Data:
Net assets, end of year (000)	$578,249
Average net assets (000)	$768,276
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	.22	%(e)
Expenses, excluding distribution and service (12b-1) fees(c)	.17	%(e)
Net investment income(b)	2.10	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Net of management and distribution fee waiver and expense subsidy (Notes 2 and 4).
(c)	Net of management fee waiver and expense subsidy (Notes 2 and 4).
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Includes 0.02% of the U.S. Treasury Money Market Fund Guarantee Program Fee.

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2008	2007	2006	2005

$1.00	$1.00	$1.00	$1.00

.048	.051	.036	.016
(.048)	(.051)	(.036)	(.016)

$1.00	$1.00	$1.00	$1.00

4.97%	5.22%	3.63%	1.55%

$998,922	$938,261	$472,993	$268,561
$1,045,667	$734,585	$323,012	$317,021

.20%	.20%	.20%	.20%
.15%	.15%	.15%	.15%
4.83%	5.11%	3.71%	1.54%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	25

Financial Highlights

continued

	Class I
	Year Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains(b)	.021
Dividends and distributions to shareholders	(.021)

Net asset value, end of year	$1.00

Total Return(a):	2.08%
Ratios/Supplemental Data:
Net assets, end of year (000)	$407,517
Average net assets (000)	$554,845
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(b)	.17	%(d)
Expenses, excluding distribution and service (12b-1) fees(b)	.17	%(d)
Net investment income(b)	2.16	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Net of management fee waiver and expense subsidy (Notes 2 and 4).
(c)	Does not include expenses of the underlying fund in which the Series invests.
(d)	Includes 0.02% of the U.S. Treasury Money Market Fund Guarantee Program Fee.

See Notes to Financial Statements.

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Class I
Year Ended March 31,
2008	2007	2006	2005

$1.00	$1.00	$1.00	$1.00

.049	.051	.037	.016
(.049)	(.051)	(.037)	(.016)

$1.00	$1.00	$1.00	$1.00

5.02%	5.27%	3.68%	1.60%

$760,813	$1,076,155	$978,531	$1,380,740
$995,820	$988,027	$1,127,926	$1,547,937

.15%	.15%	.15%	.15%
.15%	.15%	.15%	.15%
4.90%	5.13%	3.60%	1.53%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	27

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders

Prudential Institutional Liquidity Portfolio, Inc.—Institutional Money Market Series:

We have audited the accompanying statement of assets and liabilities of Prudential Institutional Liquidity Portfolio, Inc.—Institutional Money Market Series (the “Series”), including the portfolio of investments, as of March 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Series as of March 31, 2009, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 21, 2009

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Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Series’ fiscal year end (March 31, 2009) as to the federal status of dividends paid by the Series during such fiscal year. Accordingly, we are advising you that in the fiscal year ended March 31, 2009, dividends were paid of $0.020 and $0.021 per share from net investment income for Class A and Class I shares, respectively, which are taxable as ordinary income.

The Series designates 82.37% of the ordinary income dividends paid during the fiscal year March 31, 2009 as interest-related dividends.

In January 2010, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2009.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	29

MANAGEMENT OF THE FUND

(Unaudited)

Information about Fund Directors/Trustees (referred to herein as “Board Members”) and Fund Officers is set forth below. Board Members who are not deemed to be “interested persons,” as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

Independent Board Members (1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (56) Board Member Portfolios Overseen: 61

Managing Director (since April 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (56) Board Member Portfolios Overseen: 61	President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (banking) (since April 2006).

David E.A. Carson (74) Board Member Portfolios Overseen: 61	Director (since May 2008) of Liberty Bank; Director (since October 2007) of ICI Mutual Insurance Company; formerly President, Chairman and Chief Executive Officer of People’s Bank (1987 – 2000).	None.
Michael S. Hyland, CFA (63) Board Member Portfolios Overseen: 61

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President Salomon Brothers Asset Management (1989-1999).

None.
Robert E. La Blanc (75) Board Member Portfolios Overseen: 61	President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).	Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

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Douglas H. McCorkindale (69) Board Member Portfolios Overseen: 61

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (66) Board Member Portfolios Overseen: 61	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	None.
Richard A. Redeker (65) Board Member Portfolios Overseen: 61	Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999).	None.
Robin B. Smith (69) Board Member & Independent Chair Portfolios Overseen: 61	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (65) Board Member Portfolios Overseen: 61

President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).

None.

Interested Board Members (1)
Judy A. Rice (61) Board Member & President Portfolios Overseen: 61

President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; Executive Vice President (since December 2008) of Prudential Investment Management Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005- March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

None.

Prudential Institutional liquidity Portfolio, Inc./Institutional Money Market Series

Robert F. Gunia (62) Board Member & Vice President Portfolios Overseen: 147

Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (April 1999-December 2008) and Executive Vice President and Chief Operating Officer (since December 2008) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.

Director (since May 1989) of The Asia Pacific Fund, Inc.

[1]	The year that each Board Member joined the Fund’s Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; David E.A. Carson, 2003; Michael S. Hyland, 2008; Robert E. La Blanc, 1996; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 2003; Robin B. Smith, 1987; Stephen G. Stoneburn, 1996; Judy A. Rice, Board Member since 2000 and President since 2003; Robert F. Gunia, Board Member since 1996 and Vice President since 1999.

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Fund Officers (a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (56) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (51) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (50) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (34) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (38) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (46) Assistant Secretary

Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Timothy J. Knierim (50) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (50) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (46) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).

Prudential Institutional liquidity Portfolio, Inc./Institutional Money Market Series

Noreen M. Fierro (44) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

Grace C. Torres (49) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (45) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.
Peter Parrella (50) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes interested Board Members who also serve as President or Vice President.
[1]	The year that each individual became an officer of the Fund is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Grace C. Torres, 1997; M. Sadiq Peshimam, 2006; Noreen M. Fierro, 2006; Peter Parrella, 2007, Theresa C. Thompson, 2008.

Explanatory Notes

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our websites at www.prudential.com and www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 521-7466	www.prudential.com www.jennisondryden.com

PROXY VOTING
The Board of Directors of PILP has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s websites and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland •
Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker •
Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9656 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our websites at www.prudential.com and www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s websites as of the end of each fiscal quarter.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PILP/Institutional Money Market Series
Share Class	Class A	Class I
NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

MF137E    IFS-A164371    Ed. 05/2009

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended March 31, 2009 and March 31, 2008, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $19,244 and $19,244, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2009 and 2008. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2009 and 2008 was $0 and $26,200, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 28, 2009

*	Print the name and title of each signing officer under his or her signature.